Financial Instruments - Schedule of Reconciliation Financial Instruments Carried at Fair Value (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
Financial assets [Member]
Schedule of Reconciliation Financial Instruments Carried at Fair Value [Line Items]
Financial assets balance	€ 15,222
Financial assets profit or loss	(3,336)
Financial assets other comprehensive income	5,867
Financial assets balance	17,753
Financial liability [Member]
Schedule of Reconciliation Financial Instruments Carried at Fair Value [Line Items]
Financial liability balance	(1,890)
Financial liability profit or loss	306
Financial liability other comprehensive income	(884)
Financial liability balance	€ (2,468)